Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary Shares	Treasury Stock	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income	Total Noah Holdings Limited shareholders' equity	Noncontrolling Interest
Beginning Balance at Dec. 31, 2010	$ 131,628,821	$ 13,915		$ 116,067,666	$ 14,417,538	$ 1,129,702	$ 131,628,821
Beginning Balance (in shares) at Dec. 31, 2010		27,830,000
Net income	23,969,950				23,969,950		23,969,950
Share-based compensation	2,156,710			2,156,710			2,156,710
Vesting of restricted shares (in shares)		65,625
Vesting of restricted shares	366,188	33		366,155			366,188
Refund of issuance costs from the initial public offering	31,022			31,022			31,022
Issuance of ordinary shares upon exercise of options (in shares)	66,961	66,961
Issuance of ordinary shares upon exercise of options	283,484	33		283,451			283,484
Other comprehensive income	2,583,548					2,583,548	2,583,548
Ending Balance at Dec. 31, 2011	161,019,723	13,981		118,905,004	38,387,488	3,713,250	161,019,723
Ending Balance (in shares) at Dec. 31, 2011		27,962,586
Net income	22,909,166				22,826,454		22,826,454	82,712
Cash dividend paid (Note 12)	(7,856,908)				(7,856,908)		(7,856,908)
Share-based compensation	3,998,548			3,998,548			3,998,548
Vesting of restricted shares (in shares)		241,248
Vesting of restricted shares	87,187	121		87,066			87,187
Issuance of ordinary shares upon exercise of options (in shares)	75,694	75,694
Issuance of ordinary shares upon exercise of options	320,382	38		320,344			320,382
Repurchase of ordinary shares (Note 9) (in shares)			(845,139)
Repurchase of ordinary shares (Note 9)	(8,520,763)		(8,520,763)				(8,520,763)
Other comprehensive income	1,370,387					1,336,728	1,336,728	33,659
Noncontrolling interest capital injection	2,178,103							2,178,103
Ending Balance at Dec. 31, 2012	175,505,825	14,140	(8,520,763)	123,310,962	53,357,034	5,049,978	173,211,351	2,294,474
Ending Balance (in shares) at Dec. 31, 2012		28,279,528	(845,139)
Net income	53,038,038				51,435,171		51,435,171	1,602,867
Cash dividend paid (Note 12)	(7,673,585)				(7,673,585)		(7,673,585)
Share-based compensation	5,245,947			5,245,947			5,245,947
Vesting of restricted shares (in shares)		283,340
Vesting of restricted shares		141		(141)
Issuance of ordinary shares upon exercise of options (in shares)	153,014	153,014
Issuance of ordinary shares upon exercise of options	1,130,401	77		1,130,324			1,130,401
Repurchase of ordinary shares (Note 9) (in shares)	1,067,816		(222,677)
Repurchase of ordinary shares (Note 9)	(3,155,192)		(3,155,192)				(3,155,192)
Other comprehensive income	4,508,372					4,231,071	4,231,071	277,301
Noncontrolling interest capital injection	6,595,147							6,595,147
Ending Balance at Dec. 31, 2013	$ 235,194,953	$ 14,358	$ (11,675,955)	$ 129,687,092	$ 97,118,620	$ 9,281,049	$ 224,425,164	$ 10,769,789
Ending Balance (in shares) at Dec. 31, 2013		28,715,882	(1,067,816)